OTHER CURRENT LIABILITIES	12 Months Ended
Apr. 30, 2018
Miscellaneous current liabilities [abstract]
OTHER CURRENT LIABILITIES

NOTE 22 OTHER CURRENT LIABILITIES

TSEK	APR 30, 2018	APR 30, 2017
Cash payments for warrants that proved to be invalid	1,480	3,053
Employee withholding tax/social security contributions	1,848	2,106
Other	176	197
Total	3,504	5,356